Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 200	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan's interest in the Trust	$ 639,824,225
Asset held for investment, participant loan	$ 1,524
Asset held for investment, participant loan, interest rate	3.25%